Equity Incentive Plans (Tables)	9 Months Ended
Jun. 30, 2024
Equity Incentive Plans [Abstract]
Schedule of Activity in the Company's RSUs

A summary of activity in the Company’s RSUs for the nine months ended June 30, 2024 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	3,999,999	8.65
Other RSUs issued	418,007	2.35
Forfeited	(34,915)	6.84
Vested	(148,393)	6.84
Outstanding at June 30, 2024	4,444,192	8.05

Schedule of Stock Option Activity	Stock option activity for the nine months ended June 30, 2024 is as follows:
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32.200	6.84
Exercised	(1,797,841)	1.69
Forfeited	(1,347,630)	6.48
Outstanding at June 30, 2024	2,792,413	4.91	7.0
Exercisable at June 30, 2024	2,376,817	4.65	6.9

Schedule of Weighted-Average Grant Date Fair Value of Options Granted	The fair value of stock options granted was estimated with the following assumptions:
	Nine months ended June 30,
	2024		2023
	Range		Range
	Low	High	Low	High
Expected volatility	54.8%	55.6%	52.4%	53.6%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	5.0	5.8

Schedule of Consolidated Statements of Operations and Comprehensive Loss

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Cost of revenue	$27	$11	$27	$34
Research and development	161	547	936	1,630
Selling, general and administrative	3,434	4,194	16,805	12,723
Total stock-based compensation expense	$3,622	$4,752	$17,768	$14,387